UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-03031

Morgan Stanley Tax-Free Daily Income Trust

(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York	10036
(Address of principal executive offices)	(Zip code)

Ronald E. Robison

522 Fifth Avenue, New York, New York 10036

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-296-6990

Date of fiscal year end: December 31, 2008

Date of reporting period: March 31, 2008

Item 1. Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Tax-Free Daily Income Trust
Portfolio of Investments March 31, 2008 (unaudited)

PRINCIPAL
AMOUNT IN		CURRENT	DEMAND
THOUSANDS		RATE†	DATE*	VALUE
	Short-Term Variable Rate Municipal Obligations (87.7%)
	Alabama
$1,800	Southeast Alabama Gas District, Supply Ser 2007 A	1.18%	04/01/08	$1,800,000

	Alaska
9,600	Alaska Housing Finance Corporation, Home Mortgage Ser 2007 A	2.06	04/07/08	9,600,000

	California
6,950	East Bay Municipal Utility District, CA, Wastewater Sub Ser 2008 B-1	1.90	04/07/08	6,950,000

	Colorado
	Colorado Educational & Cultural Facilities Authority,
5,250	Capital Christian School Ser 2007	2.10	04/07/08	5,250,000
3,000	Pueblo Serra Worship Holdings Ser 2006	2.30	04/07/08	3,000,000
2,500	Colorado Springs, CO, Utilities System Sub Lien Ser 2007 A	2.24	04/07/08	2,500,000

	Delaware
2,400	Delaware Economic Development Authority, Archmere Academy Inc Ser 2006	2.13	04/07/08	2,400,000
4,190	University of Delaware, Ser 1998	2.05	04/07/08	4,190,000

	Florida
	Miami - Dade County
8,600	Educational Facilities Authority, Carlos Albizu Univesity Ser 2000	2.15	04/07/08	8,600,000
3,300	Water & Sewer System Ser 2005 (FSA Insd)	2.21	04/07/08	3,300,000

	Georgia
3,000	Atlanta, Sub Lien Tax Allocation Atlantic Station Ser 2006	2.10	04/07/08	3,000,000
3,395	Columbus Development Authority, Foundation Properties Inc Student Housing & Academic Facilities Ser 2006	1.78	04/07/08	3,395,000
5,200	Savannah Economic Development Authority, Savannah Country Day School Ser 2007	2.38	04/07/08	5,200,000

	Hawaii
4,925	Hawaii, ROCs II-R Ser 6012 (MBIA Insd)	2.29	04/07/08	4,925,000

	Illinois
5,100	Bi-State Development Agency of the Missouri-Illinois Metropolitan District, Metrolink Cross County Extension Ser 2002 A (FSA)
	Chicago,	2.25	04/07/08	5,100,000
15,000	Ser 2002 B (FGIC)	2.21	04/07/08	15,000,000
3,100	Cook County, Ser 2002 B	2.17	04/07/08	3,100,000
	Illinois Development Finance Authority,
3,585	Jewish Federation of Metropolitan Chicago Ser 1999 (AMBAC Insd)	5.00	04/07/08	3,585,000
5,300	Museum of Contemporary Art Ser 1994	2.15	04/07/08	5,300,000
3,400	Young Men’s Christian Association of Metropolitan Chicago Ser 2001	2.20	04/07/08	3,400,000

	Illinois Finance Authority,
1,800	Dominican University Ser 2006	3.60	04/07/08	1,800,000
3,005	Edward Hospital Obligated Group Ser 2007 B-1 (AMBAC Insd)	3.50	04/07/08	3,005,000
4,500	CHF-DeKalb LLC at Northern Illinois University Ser 2006 A	2.28	04/07/08	4,500,000

	Iowa
2,335	Iowa Finance Authority, CHF-Des Moines LLC Ser 2007 A	2.31	04/07/08	2,335,000

	Kentucky
9,500	Boyle County, Ephraim McDowell Health Ser 2006	2.14	04/07/08	9,500,000
7,900	Kentucky Public Energy Authority Inc, Gas Supply Ser 2006 A	1.18	04/01/08	7,900,000
3,900	Kentucky Public Energy Authority Inc, Gas Supply Senior Ser 2007 A-2	4.11	04/07/08	3,900,000

	Louisiana
11,520	Louisiana Local Government Environmental Facilities & Community, Development Authority, St James Place Baton Rouge Ser 2007 A	2.38	04/07/08	11,520,000
2,107	Louisiana Municipal Natural Gas Purchasing & Distribution Authority, Gas Project No 1 Ser 2006 PUTTERs Ser 1411Q	3.99	04/07/08	2,107,000

	Maryland
2,100	District of Columbia, Public Welfare Foundation Ser 2000	2.09	04/07/08	2,100,000
2,600	Maryland Health & Higher Educational Facilities Authortity, Catholic Health Initiatives Ser 1997 B	2.15	04/07/08	2,600,000

	Massachusetts
12,650	Massachusetts Development Finance Agency, Cushing Academy Ser 2004	2.23	04/07/08	12,650,000

	Michigan
5,400	Kent Hospital Finance Authority, Metropolitan Hospital Ser 2005 B	2.15	04/07/08	5,400,000
7,500	Michigan Hospital Finance Authority, Healthcare Equipment Loan Program Ser 2005 C	2.23	04/07/08	7,500,000
7,500	University of Michigan Regents, General Ser 2008 B	1.95	04/07/08	7,500,000

	Minnesota
1,400	Minnesota Agricultural & Economic Development Board, Essentia Health Ser 2008 C-4A (AGC)	1.30	04/01/08	1,400,000

	Missouri
2,400	Kansas City Industrial Development Authority, MO, Kansas City Downtown Redevelopment District Ser 2006 A (Ambac)	2.90	04/07/08	2,400,000

	Mississippi
4,500	Perry County, MS, Leaf River Forest Products Inc Ser 2002	2.15	04/07/08	4,500,000

	Nebraska
5,300	American Public Energy Agency, NE, National Public Gas Agency 2003 Ser A	1.80	04/07/08	5,300,000
2,500	American Public Energy Agency, NE, Gas Supply Ser 2005 A	1.80	04/07/08	2,500,000

	New York
5,950	Austin Trust, NY, New York City Fiscal 2002 Ser D Custody Receipts Ser 2008-1064	2.21	04/07/08	5,950,000

	North Carolina
5,900	Charlotte, NC, Transit Phase II Ser 2005 F COPs	2.05	04/07/08	5,900,000
6,000	North Carolina Capital Facilities Finance Agency, High Point University Ser 2007	1.77	04/09/08	6,000,000
8,280	North Carolina Medical Care Commission, United Church Homes	2.28
	& Services Ser 2007	3.88	04/07/08	8,280,000
5,000	Piedmont Triad Airport Authority, NC, Ser 2008 A	2.35	04/07/08	5,000,000

	Ohio
3,530	Columbus, OH, Sewer Ser 2008 B	1.78	04/07/08	3,530,000
11,465	East Liverpool, East Liverpool City Hospital Ser 2006	2.32	04/07/08	11,465,000

	Oklahoma
6,670	Oklahoma Turnpike Authority, Second Senior Ser 2006 B	2.00	04/07/08	6,670,000
9,405	Oklahoma Turnpike Authority, Second Senior Ser 2006 C	2.00	04/07/08	9,405,000

	Pennsylvania
	Allegheny County Industrial Development Authority,
7,000	Carnegie Museums of Pittsburgh Ser 2002 & 2005	2.24	04/07/08	7,000,000
9,050	Bucks County Industrial Development Authority, Pennswood Village Ser 2007 A	3.88	04/07/08	9,050,000
8,780	Derry Township Industrial & Commercial Development Authority, Hotel Tax Arena Ser 2000 A	2.14	04/07/08	8,780,000
1,500	Emmaus General Authority, PA, Loan Program Ser 2000 A (FSA)	2.24	04/07/08	1,500,000
6,800	Pennsylvania Turnpike Commission, 2002 Ser A-2	2.05	04/07/08	6,800,000
1,575	Washington County Authority, Girard Estate Ser 1999	2.20	04/07/08	1,575,000

	South Carolina
1,060	Charleston Educational Excellence Financing Corporation, Ser 2005 ROCs II-R Ser 515 (AGC Insd)	2.27	04/07/08	1,060,000
	South Carolina Jobs - Economic Development Authority,
5,000	Goodwill Industries Ser 2006	2.28	04/07/08	5,000,000
5,900	Oconee Memorial Hospital Ser 2006 B (Radian)	2.24	04/07/08	5,900,000

	Tennessee
5,900	Greeneville Health & Educational Facilities Board, Laughlin Memorial Hospital Ser 2004	2.09	04/07/08	5,900,000
3,800	Jackson Energy Authority, Gas System Ser 2002 (FSA Insd)	2.08	04/07/08	3,800,000
7,275	Shelby County Health Educational & Housing Facilities Board, TN, Trezevant Manor Ser 2007 A	2.21	04/07/08	7,275,000
9,540	Tennergy Corporation, Gas Ser 2006 B PUTTERs Ser 1260B	2.29	04/07/08	9,540,000

	Texas
2,800	Denton Independent School District, Ser 1996 B	3.75	08/15/08	2,800,000
11,500	El Paso Health Facilities Development Corporation, Bienvivir Senior Health Services Ser 2007	2.25	04/07/08	11,500,000
3,100	Harris County Health Facilities Development Corporation, TX, Methodist Hospital System Ser 2006 A	2.07	04/07/08	3,100,000
5,300	Harris County Industrial Development Corporation, Baytank Inc Ser 1998	2.15 - 4.68	04/07/08	5,300,000
2,610	Lower Neches Valley Authority, Chevron USA Inc Ser 1987	1.10	08/15/08	2,610,000
4,000	Northside Independent School District, Ser 2006 A	3.75	08/01/08	4,000,000
6,000	Texas Municipal Gas Acquisition & Supply Corp II, Ser 2007 B ROCs II-R Ser 10014	2.31	04/07/08	6,000,000
1,600	Texas Transportation Commission, Mobility Fund Ser 2008 PUTTERs Ser 2510	2.29	04/07/08	1,600,000

	Washington
	Washington Health Care Facilities Authority,
12,000	Swedish Health Services Ser 2006	2.18	04/07/08	12,000,000
	Washington Higher Education Facilities Authority,
6,000	University of Puget Sound Ser 2006 B	2.29	04/07/08	6,000,000
1,600	Washington State Housing Commission, Mirabella Ser 2006 A	1.40	04/01/08	1,600,000

	Wisconsin
1,240	Rhinelander, YMCA of the Northwoods Ser 2006	2.36	04/07/08	1,240,000

	Wyoming
3,600	Sweetwater County, Memorial Hospital Ser 2006 A	2.03	04/07/08	3,600,000

	Total Short-Term Variable Rate Municipal Obligations (Cost $396,342,000)			396,742,000

		COUPON RATE	MATURITY DATE	YIELD TO MATURITY ON DATE OF PURCHASE
	Tax-Exempt Commercial Paper (5.7%)
	Illinois
5,435	Chicago, IL, Water System 2004 Ser A	2.72%	05/29/08	3.73%	5,435,000
4,000	Illinois Educational Facilities Authority, Pooled Ser 1995	1.85	05/16/08	3.80	4,000,000

	Kentucky
2,000	Kentucky Asset Liability Commission, 2005 General Fund Second Ser A-1	3.66	06/05/08	3.66	2,000,000

	Michigan
3,090	Michigan, Multi-Modal School Loan Ser 2005 C	3.50	10/28/08	3.66	3,090,000

	Texas
6,500	Dallas Area Rapid Transit, Senior Sub Lien Ser 2001	3.45	07/23/08	3.80	6,500,000
4,738	Harris County, TX, Ser A-1	3.67	04/03/08	3.67	4,738,000
	Total Tax-Exempt Commercial Papers (Cost $25,763,000)				25,763,000
	Short-Term Municipal Notes and Bonds (6.5%)
	California
2,000	California, Ser 2007-2008 RANs	4.00	06/30/08	3.67	2,003,042

	Florida
2,000	Miami - Dade County School District Ser 2008 A RANs	3.50	05/29/08	3.67	2,004,874

	Indiana
2,340	Indiana Bond Bank, Midyear Funding Notes Ser 2007 A, dtd 06/26/07	4.50	05/20/08	3.75	2,342,272

	Massachusetts
2,000	Pioneer Valley Transit Authority, MA, Ser 2007 RANs	4.25	08/01/08	3.67	2,000,959
4,675	Pioneer Valley Transit Authority, MA, Ser 2008 RANs	5.00	02/27/09	3.67	4,744,547

	Michigan
2,000	Michigan, Fiscal 2008 Ser A	4.00	09/30/08	3.67	2,010,384

	New York
4,000	Syracuse, Ser 2007 A RANs, dtd 09/12/07	4.50	06/30/08	4.50	4,007,175
4,000	Tompkins-Seneca-Tioga Board of Cooperative Educational Services, Ser 2007 RANs, dtd 09/10/07	4.25	06/30/08	4.50	4,003,539

	Oregon
2,965	Oregon, Ser 2007 A TANs, dtd 08/16/07	4.50	06/30/08	4.50	2,971,148

	Pennsylvania
1,500	Temple University, University Funding Ser 2007, dtd 4/25/07	4.25	04/24/08	4.50	1,500,573

	Washington
1,975	King County, WA, Ser 2007 BANs	4.25	10/30/08	4.25	1,984,202

	Total Short-Term Municipal Notes and Bonds (Cost $29,572,715)				29,572,715

NUMBER OF SHARES (000)
	Investment Company(a) (0.4%)
1,900	Morgan Stanley Institutional Liquidity Government Portfolio - Institutional Class (Cost $1,900,000)				1,900,000
	Total Investments (Cost $453,977,715) (b)			100.3%	453,977,715
	Liabilities in Excess of Other Assets			(0.3)	(1,254,400)
	Net Assets			100.0%	$452,723,315
______________
I-PUTTERs	Income Puttable Tax-Exempt Receipts.
MERLOTs	Municipal Exempt Receipts-Liquidity Option Tender.
P-FLOATs	Puttable Floating Option Tax-Exempt Receipts.
PUTTERs	Puttable Tax-Exempt Receipts.
RANs	Revenue Anticipation Notes.
ROCs	Reset Option Certificates.
TANs	Tax Anticipation Notes.
TOCs	Tender Option Certificates.
†	Rate shown is the rate in effect at March 31, 2008.
*	Date on which the principal amount can be recovered through demand.
(a)

The Fund invests in Morgan Stanley Institutional Liquidity Government Portfolio - Institutional Class, an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Government Portfolio - Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Government Portfolio - Institutional Class.

(b)	Cost is the same for federal income tax purposes.

Bond Insurance:
AGC	Assured Guaranty Corporation.
AMBAC	AMBAC Assurance Corporation.
FGIC	Financial Guaranty Insurance Company.
FSA	Financial Security Assurance Inc.
MBIA	Municipal Bond Investors Assurance Corporation.
Radian	Radian Asset Assurance Inc.

Notes to the Portfolio of Investments

FAS 157

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”), effective December 1, 2007. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. FAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2008 in valuing the Fund’s investments carried at value:

	Fair Value Measurements at March 31, 2008 Using
	Total	Quoted Prices In Active Market for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)

Investments in Securities	$453,977,715	$1,900,000	$452,077,715	—

Valuation of Investments — Portfolio securities are valued at amortized cost, which approximates market value, in accordance with Rule 2a-7 under the Investment Company Act of 1940.

Item 2. Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3. Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

2

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Tax-Free Daily Income Trust

/s/ Ronald E. Robison
Ronald E. Robison Principal Executive Officer May 20, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison Principal Executive Officer May 20, 2008

/s/ Francis Smith
Francis Smith Principal Financial Officer May 20, 2008

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Exhibit 3 A1

CERTIFICATION OF PRINCIPAL EXECUTIVE OFFICER

I, Ronald E. Robison, certify that:

1.	I have reviewed this report on Form N-Q of Morgan Stanley Tax-Free Daily Income Trust;
2.

Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.

Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.

The registrant’s other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

(a)

Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b)	Omitted;
(c)

Evaluated the effectiveness of the registrant’s disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

(d)

Disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and

5.

The registrant’s other certifying officer(s) and I have disclosed to the registrant’s auditors and the audit committee of the registrant’s board of directors (or persons performing the equivalent functions):

(a)

All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant’s ability to record, process, summarize, and report financial information; and

(b)	Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant’s internal control over financial reporting.

Date: May 20, 2008

/s/ Ronald E. Robison
Ronald E. Robison Principal Executive Officer

4

Exhibit 3 A2

CERTIFICATION OF PRINCIPAL FINANCIAL OFFICER

I, Francis Smith, certify that:

1.	I have reviewed this report on Form N-Q of Morgan Stanley Tax-Free Daily Income Trust;
2.

Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.

Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.

The registrant’s other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

(a)

Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b)	Omitted;
(c)

Evaluated the effectiveness of the registrant’s disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

(d)

Disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and

5.

The registrant’s other certifying officer(s) and I have disclosed to the registrant’s auditors and the audit committee of the registrant’s board of directors (or persons performing the equivalent functions):

(a)

All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant’s ability to record, process, summarize, and report financial information; and

(b)	Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant’s internal control over financial reporting.

Date: May 20, 2008

/s/ Francis Smith
Francis Smith Principal Financial Officer

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